INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of information about inventories

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Raw materials	14,776	15,738
Work in progress	1,103	1,526
Finished goods	149,417	110,082
	165,296	127,346

Schedule of analysis of the amount of inventories recognized as an expense and included in profit or loss

The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	303,021	443,382	774,171
Write down (reversal) of inventories (included in cost of sales)	(56,766)	55,973	(2,733)
	246,255	499,355	771,438